Marketable Securities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Marketable Securities [Line Items]
Interest receivable	$ 17,587	$ 16,622